GOODWILL (Tables)	12 Months Ended
Jun. 30, 2022
GOODWILL
Schedule of changes in the carrying amount of goodwill

Balance as of July 1, 2020	$1,460
Translation adjustment	138

Balance as of June 30, 2021	$1,598
Goodwill upon acquisition	19,697
Translation adjustment	(756)
Balance as of June 30, 2022	$20,539